Disposal (Details) - USD ($) $ in Millions	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended	15 Months Ended	21 Months Ended
	Aug. 31, 2026	May 31, 2026	Sep. 30, 2026	Mar. 31, 2026	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Mar. 31, 2026	Sep. 30, 2026
Disclosure of analysis of single amount of discontinued operations [line items]
Net assets disposed	$ (672.0)
Non-controlling interests derecognized					$ 180.7
Exchange differences on translation of foreign operations recycled	(36.3)		$ (36.3)		(20.3)
Net assets disposed, net of derecognition of non-controlling interests and recycling	(708.3)
Cash	665.6
Costs of disposal	(16.0)
Net gain (loss) on disposal	(58.7)
Impairment of assets held for sale			$ 0.0		(75.4)	$ 0.0
IHS Latam Group
Disclosure of analysis of single amount of discontinued operations [line items]
Cash disposed	$ (24.9)
Impairment of assets held for sale					$ (72.2)		$ (367.4)		$ (439.5)
I-Systems Solues de Infraestrutura S.A.
Disclosure of analysis of single amount of discontinued operations [line items]
Net assets disposed		$ (361.4)
Non-controlling interests derecognized		180.7
Exchange differences on translation of foreign operations recycled		16.0
Net assets disposed, net of derecognition of non-controlling interests and recycling		(164.7)
Cash		183.0
Other receivables		7.0
Total proceeds		190.0
Costs of disposal		(5.3)
Net gain (loss) on disposal		20.0
Cash disposed		$ (5.7)
Impairment of assets held for sale				$ (3.2)			$ (92.0)	$ (95.2)